UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04060

Cash Accumulation Trust

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices, including zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 9/30/2010

Date of reporting period: 3/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2010

Cash Accumulation Trust/ Liquid Assets Fund

Fund Type Money market Objective Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements

as of March 31, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 14, 2010

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Cash Accumulation Trust/Liquid Assets Fund, including a listing of the Fund’s holdings at period-end. Money market investments such as the Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report.

The Fund may be an important part of your overall financial plan. We recommend you review your financial plan regularly with your financial professional. He or she can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your tolerance for risk, time horizon, and financial goals. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing the Cash Accumulation Trust/Liquid Assets Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses were 0.06% for the reporting period.

Fund Facts as of 3/31/10
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	0.12%	$1.00	26 Days	$2,399.6
iMoneyNet, Inc. Prime Retail Universe Average*	0.02%	N/A	51 Days	N/A

*iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 30, 2010, the closest date before the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses were 0.06% for the reporting period.

Cash Accumulation Trust/Liquid Assets Fund	3

Your Fund’s Performance (continued)

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 29, 2009 to March 30, 2010, the closest dates before the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2010.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual

Cash Accumulation Trust/Liquid Assets Fund	5

Fees and Expenses (continued)

expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,001.10	0.06%	$0.30
	Hypothetical	$1,000.00	$1,024.63	0.06%	$0.30

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund's fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 8.8%
$15,000	Banco Bilbao Vizcaya Argentaria SA 0.225%, 4/12/10	$15,000,023
14,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.190%, 4/19/10	14,000,000
10,000	BNP Paribas NY 0.210%, 5/4/10	9,999,862
10,000	0.220%, 6/2/10	10,000,000
50,000	0.240%, 5/20/10	50,000,000
13,000	Branch Banking & Trust Co. 0.850%, 4/19/10	13,004,217
15,000	Mitsubishi UFJ Trust and Banking Co. 0.230%, 4/13/10	15,000,000
45,000	Royal Bank of Scotland 0.837%, 4/19/10(a)	45,000,000
10,000	Societe Generale 0.210%, 4/26/10	10,000,000
30,000	Sumitomo Mitsui Banking Corp./New York 0.220%, 4/22/10	30,000,000

		212,004,102

Commercial Paper(b) 45.7%
25,000	BlackRock, Inc., 144A 0.200%, 4/1/10	25,000,000
36,000	BPCE SA, 144A 0.245%, 5/13/10	35,989,710
50,000	0.250%, 5/5/10	49,988,194
29,700	Coca Cola Co. (The), 144A 0.190%, 4/8/10	29,698,903
10,000	E. ON AG, 144A 0.190%, 4/20/10	9,998,997
15,000	ENI Finance USA, Inc., 144A 0.180%, 4/8/10	14,999,475
10,000	0.250%, 5/5/10	9,997,639
50,000	GDF Suez, 144A 0.170%, 4/7/10	49,998,583
50,000	0.170%, 4/12/10	49,997,403
25,000	Hewlett Packard Co., 144A 0.160%, 4/27/10	24,997,111
93,500	0.170%, 4/26/10	93,488,961
100,000	International Finance Corp. 0.170%, 4/23/10	99,989,610

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	7

Portfolio of Investments

as of March 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper(b) (cont’d.)
$65,000	Nordea North America 0.195%, 4/30/10	$64,989,790
12,094	Old Line Funding LLC, 144A 0.170%, 4/5/10	12,093,772
34,000	0.177%, 4/15/10	33,997,655
90,000	Rabobank USA Financial Corp. 0.200%, 6/2/10	89,969,000
75,000	Societe Generale North America, Inc. 0.200%, 4/7/10	74,997,500
10,000	0.250%, 4/1/10	10,000,000
63,400	Standard Chartered Bank, 144A 0.253%, 4/15/10	63,393,765
78,000	State Street Corp. 0.200%, 4/26/10	77,989,167
14,000	Straight-A Funding LLC, 144A 0.160%, 4/19/10	13,998,880
8,000	0.170%, 4/20/10	7,999,282
80,000	0.170%, 4/22/10	79,992,067
6,355	0.190%, 5/17/10	6,353,457
17,000	Total Capital Canada Ltd., 144A 0.180%, 4/14/10	16,998,895
7,000	0.180%, 4/15/10	6,999,510
23,000	Toyota Motor Credit Corp. 0.180%, 4/19/10	22,997,930
20,000	Unicredit Delaware, Inc., 144A 0.250%, 5/4/10	19,995,417

		1,096,910,673

Other Corporate Obligations 5.4%
44,000	Bank of America NA, FDIC Gtd. 0.299%, 4/29/10(a)(c)	44,000,000
40,000	Citigroup Funding, Inc., FDIC Gtd., MTN 0.349%, 4/30/10(a)(c)	40,000,000
35,832	JPMorgan Chase & Co., MTN 0.278%, 5/7/10(a)	35,834,204
10,000	Metropolitan Life Global Funding I, 144A, MTN 1.034%, 6/25/10(a)(d) (original cost $10,027,450; date purchased 1/06/10)	10,014,141

		129,848,345

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies 38.1%
	Federal Home Loan Bank
$25,000	0.000%, 4/16/10(a)	$24,998,573
25,000	0.112%, 4/14/10(b)	24,998,917
200,000	0.131%, 4/16/10(b)	199,989,063
85,152	0.150%, 4/23/10(b)	85,144,194
175,000	0.150%, 5/10/10(b)	174,971,563
	Federal Home Loan Mortgage Corp.
17,667	0.140%, 4/19/10(b)	17,665,763
232,025	0.140%, 5/4/10(b)	231,995,222
31,423	0.150%, 4/27/10(b)	31,419,596
25,450	0.200%, 6/14/10(b)	25,439,537
	Federal National Mortgage Association
97,425	0.148%, 4/28/10(b)	97,414,216

		914,036,644

Repurchase Agreement 3.4%
81,214	Banc of America Securities LLC 0.040% dated 3/31/10, due 4/1/10 in the amount of $81,214,090) (cost $81,214,000)(e)	81,214,000

	Total Investments 101.4% (amortized cost $2,434,013,764)(f)	2,434,013,764
	Liabilities in excess of other assets (1.4%)	(34,435,077)

	Net Assets 100.0%	$2,399,578,687

The following abbreviations are used in the portfolio descriptions:

FDIC—Federal Deposit Insurance Corporation

MTN—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2010.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(d)	Private placement, restricted as to resale and does not have a readily available market. The original cost of such security is $10,027,450. The value of $10,014,141 is 0.4% of net assets.
(e)	Collateralized by FDIC guaranteed issuances.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$212,004,102	$—
Commercial Paper	—	1,096,910,673	—
Other Corporate Obligations	—	129,848,345	—
Repurchase Agreement	—	81,214,000	—
U.S. Government Agencies	—	914,036,644	—

Other Financial Instruments*	—	—	—

Total	$—	$2,434,013,764	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and March 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

U.S. Government Agency Obligations	38.1%
Commercial Banks	32.1
Financial Services	13.7
Asset Backed Securities	6.4
Computers & Peripherals	4.9
Electric	4.2
Beverages	1.2
Insurance	0.4
Pipelines & Others	0.4

101.4
Liabilities in excess of other assets	(1.4)

Net Assets	100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	11

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value	$2,434,013,764
Cash	509
Receivable for Fund shares sold	64,490,645
Interest receivable	195,500
Prepaid expenses	24,259

Total assets	2,498,724,677

Liabilities
Payable for Fund shares reacquired	98,754,856
Accrued expenses	292,427
Dividends payable	63,184
Management fee payable	33,140
Deferred trustees’ fees	2,236
Affiliated transfer agent fee payable	147

Total liabilities	99,145,990

Net Assets	$2,399,578,687

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$23,996
Paid-in capital, in excess of par	2,399,554,691

Net assets, March 31, 2010	$2,399,578,687

Net asset value, offering price and redemption price per share ($2,399,578,687 ÷ 2,399,578,687 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Interest	$3,474,629

Expenses
Management fee	194,565
Reports to shareholders	216,000
Custodian’s fees and expenses	140,000
Trustees’ fees	57,000
Insurance expense	40,000
Legal fees and expenses	34,000
Registration fees	12,000
Audit fee	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	1,000
Miscellaneous	13,156

Total expenses	709,721

Net investment income	2,764,908

Realized Gain On Investments
Net realized gain on investment transactions	135,233

Net Increase In Net Assets Resulting From Operations	$2,900,141

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,764,908	$27,557,831
Net realized gain on investment transactions	135,233	196,856

Net increase in net assets resulting from operations	2,900,141	27,754,687

Dividends and distributions (Note 1)	(2,900,141)	(27,754,687)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	8,271,588,978	20,177,856,151
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	2,976,880	28,890,319
Cost of shares reacquired	(8,516,361,616)	(20,018,311,570)

Net increase (decrease) in net assets from Fund share transactions	(241,795,758)	188,434,900

Total increase (decrease)	(241,795,758)	188,434,900

Net Assets
Beginning of period	2,641,374,445	2,452,939,545

End of period	$2,399,578,687	$2,641,374,445

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Liquid Assets Fund (the “Fund”) is currently the only series of the Trust. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund of sufficient credit quality are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

The Fund may hold up to 10% of its net assets in illiquid securities. The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Cash Accumulation Trust/Liquid Assets Fund	15

Notes to Financial Statements

(Unaudited) continued

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets, except for expenses that are charged directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services

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and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2010 the management costs were .02% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

In order to support the income yield, PI has voluntarily undertaken to waive management fees of the Fund such that the 1-day income yield (excluding capital gain or loss) does not fall below 0.10%. Effective December 15, 2009, the income yield limit was reduced to 0.05% and effective March 1, 2010, the income yield limit was reduced to 0.02%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended March 31, 2010, PI has not reimbursed the Fund as a result of this voluntary waiver.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Tax Information

Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The

Cash Accumulation Trust/Liquid Assets Fund	17

Notes to Financial Statements

(Unaudited) continued

Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 6. Liquidation

On January 25, 2010, the Board of Trustees of the Trust determined that it was in the best interest of the shareholders for the Fund to cease operations. Accordingly, the Board approved a proposal to redeem all of the outstanding shares of the Fund at the net asset value of their shares as of the redemption date together with income accrued through the date. The liquidation was completed on May 19, 2010.

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, with the exception of the liquidation of the Fund as mentioned in Note 6.

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Financial Highlights

(Unaudited)

MARCH 31, 2010	SEMIANNUAL REPORT

Cash Accumulation Trust/Liquid Assets Fund

Financial Highlights

(Unaudited)

	Six Months Ended March 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	—	(b)
Dividends and distributions to shareholders	—	(b)

Net asset value, end of period	$1.00

Total Return(a):	.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,399,579
Average net assets (000)	$2,582,473
Ratios to average net assets:
Expenses	.06	%(c)
Net investment income	.21	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Annualized.

See Notes to Financial Statements.

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Year Ended September 30,
2009	2008	2007	2006	2005

$1.00	$1.00	$1.00	$1.00	$1.00

.01	.04	.05	.05	.03
(.01)	(.04)	(.05)	(.05)	(.03)

$1.00	$1.00	$1.00	$1.00	$1.00

1.06%	3.70%	5.48%	4.77%	2.67%

$2,641,374	$2,452,940	$2,300,990	$2,121,251	$900,129
$2,699,234	$2,460,681	$2,227,810	$1,493,619	$679,599

.08%	.04%	.03%	.05%	.13%
1.02%	3.62%	5.37%	4.89%	2.78%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	21

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of the Fund. All trustees, with the exception of Mr. Benjamin, served as trustees to the Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	2,536,602,481.210	23,505,427.540

Linda W. Bynoe	2,535,777,863.050	24,330,045.700

Michael S. Hyland	2,536,421,152.860	23,686,755.890

Douglas H. McCorkindale	2,534,015,278.610	26,092,630.140

Stephen P. Munn	2,536,076,377.320	24,031,531.430

Richard A. Redeker	2,536,295,480.390	23,812,428.360

Robin B. Smith	2,534,097,428.070	26,010,480.680

Stephen G. Stoneburn	2,535,717,800.550	24,390,108.200

Judy A. Rice	2,536,499,644.990	23,608,263.760

Scott E. Benjamin	2,537,039,901.230	23,068,007.520

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E2    0179188-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: May 25, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: May 25, 2010